SCHEDULE OF INVENTORY (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	[1]	$ 6,269,573	$ 5,018,907
Raw materials		3,429,181	3,573,860
Total Inventory		$ 9,698,754	$ 8,592,767

[1]	Finished goods include electric vehicles and accessories.